ASSET ACQUISITIONS AND STRATEGIC TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
ASSET ACQUISITIONS AND STRATEGIC TRANSACTIONS

4. ASSET ACQUISITIONS AND STRATEGIC TRANSACTIONS

Visara Series A Subscription Agreement

On September 24, 2025, the Group established Visara to facilitate the expansion into the field of ophthalmology. On October 14, 2025, the Group entered into the Series A Subscription Agreement (the “Series A Financing”) with Visara and AffaMed Therapeutics (HK) Limited (“AffaMed”). The Series A Financing capitalized Visara and provided funding for the acquisition of certain licensed assets and general working capital purposes. Additional information regarding the Series A Financing is included in the Company’s Annual Report.

In connection with the Series A Financing, Visara acquired certain rights, title, and interest related to VIS-101 (also known as AM712 and ASKG712) in countries worldwide except for Singapore, Thailand, Malaysia, Indonesia, Vietnam, the People’s Republic of China, Taiwan, Macau, Hong Kong, Korea and India (the “ex-China Rights”) from AffaMed, through the Assignment (as defined below in Note 13 – Licensing and Collaboration Arrangements), in exchange for Series A preferred stock and $5.0 million in cash consideration. The Group continues to consolidate Visara, and AffaMed's ownership interest is presented as redeemable noncontrolling interest ("NCI") in the condensed consolidated financial statements. As of December 31, 2025 and June 30, 2026, the carrying amount of the redeemable NCI was nil. No adjustments were made to the carrying amount of the redeemable NCI as additional losses incurred by Visara were absorbed by the Group as the Parent under the HLBV Method. No additional adjustments were made to the carrying amount as the redemption features of the Series A preferred stock was not probable as of June 30, 2026.

Bridge Health Asset Acquisition

On October 28, 2025, the Company’s wholly-owned subsidiary, I-Mab Hong Kong, acquired 100% ownership of Bridge Health pursuant to an equity purchase agreement. The transaction was accounted for as an asset acquisition under ASC 805, Business Combinations, as substantially all of the fair value of the gross assets acquired was concentrated in a single identifiable IPR&D asset. The acquisition provided the Group with the rights worldwide, subject to a bispecific collaboration agreement with ABL Bio, to bispecific and multi-specific applications, including bispecific and multi-specific antibodies and ADCs, based on the CLDN18.2 parental antibody used in givastomig.

Pursuant to the equity purchase agreement, the Company remains obligated to make certain non-contingent payments through 2027 and may be required to make contingent milestone payments of up to $3.9 million upon the achievement of specified development and regulatory milestones. As of June 30, 2026, no contingent consideration has been recognized as the related milestones are not considered probable and reasonably estimable.

Additional information regarding the equity purchase agreement is included in the Company’s Annual Report.